Interest in Joint Operation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Summary of share of joint operation and includes inter-company transactions and balances	The following summarises the consideration and the cost of the Windfall joint venture:

	United States Dollar	Canadian Dollar
Figures in millions unless otherwise stated

Initial recognition
Cash considerations
Purchase of equity-accounted investee	247.1	333.8
(a) C$300.0 million cash payment	221.5	300.0
(b) Pre-closing paid amounts
– C$16.9 million	12.8	16.9
– C$16.9 million	12.8	16.9
Contingent and exploration considerations
(c) C$300.0 million contingent consideration – initial fair value	190.8	258.4
(d) C$75.0 million exploration consideration – initial present value	39.1	52.9
Subsequent measurement
Cash considerations
(e) Capital contributions – C$93.0 million cash calls	69.1	93.0
Contingent and exploration considerations
(c) C$300.0 million contingent consideration – net change in fair value[1]	7.3	9.9
(d) C$75.0 million exploration consideration – unwinding of discount rate[1]	2.9	3.9
Share of loss	(28.4)	(38.3)
Translation adjustment	10.7	—
Carrying value at 31 December 2023	538.6	713.6
[1]The movements were recognised as part of the equity investment.

		Subsequent measurement 31 December 2023

(c)	C$300 million contingent consideration continued
	Key assumptions of the contingent consideration:
	– Fair value factor calculated using the Monte-Carlo valuation model using the following inputs:	0.894
	– Approval period	1.6 years
	– Probability	98%
	– Discount rate	7.0%

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

Using the above inputs and valuation technique, the fair value of the contingent consideration amounted to:
Fair value at 2 May 2023	190.8	258.4
Net change in fair value	7.3	9.9
Translation	4.4	—
Fair value at 31 December 2023	202.5	268.3
Below is a summary of Gold Fields’ share of the joint operation and includes inter-company transactions and balances:

	2023		2022
Figures in millions unless otherwise stated	US$	A$	US$	A$

Statement of financial position
Non-current assets	507.0	744.4	517.5	759.0
Property, plant and equipment	507.0	744.4	515.0	755.4
Environmental trust fund	—	—	2.5	3.6
Current assets	70.3	103.2	62.6	91.9
Cash and cash equivalents	19.8	29.1	10.8	15.9
Inventories	47.2	69.3	50.4	74.0
Other receivables	3.3	4.8	1.4	2.0

Total assets	577.3	847.6	580.1	850.9
Total equity
Retained earnings	168.5	247.4	116.9	171.5
Non-current liabilities	162.9	239.2	153.3	224.9
Deferred taxation	60.4	88.7	58.2	85.4
Finance lease liabilities	77.6	114.0	75.2	110.3
Environmental rehabilitation costs	22.2	32.6	18.1	26.6
Long-term incentive plan	2.7	3.9	1.8	2.6
Current liabilities	245.9	361.0	309.8	454.5
Related entity loans payable	209.6	307.6	278.7	408.9
Trade and other payables	27.2	40.0	23.0	33.7
Current portion of finance lease liabilities	9.1	13.4	8.1	11.9

Total equity and liabilities	577.3	847.6	580.1	850.9